Provisions	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Provisions	15 Provisions

Provisions by type
in EUR million	2022	2021
Reorganisation provisions	418	421
Litigation provisions	150	132
Other provisions	484	441
	1,052	995

Changes in provisions
	Reorganisation		Litigation		Other		Total
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Opening balance	421	381	132	105	441	205	995	691
Additions	217	310	59	50	227	354	503	715
Interest					-2	-2	-2	-2
Releases	-46	-96	-8	-11	-166	-79	-221	-186
Utilised	-170	-172	-33	-18	-15	-25	-218	-215
Exchange rate differences				-3		-2	-1	-4
Other changes	-4	-3		9	-1	-11	-4	-5
Closing balance	418	421	150	132	484	441	1,052	995
In 2022 and 2021 the additions to the reorganisation provisions mainly relate to the discontinuation of retail banking activities in France and the restructuring of the branch network and retail advice organisation in the Netherlands, as well as to restructuring activities in Belgium in 2022.
These initiatives are implemented over a period of several years and the estimate of the reorganisation provisions is inherently uncertain.
Reference is made to Note 45 'Legal proceedings' for developments in litigation provisions.
The additions to the Other provisions in 2022 include EUR 75 million which relates to the provision for the compensation of Dutch retail customers for past interest charges that did not sufficiently track market rates and largely reflects the impact of interest-on-interest compensation. This is in addition to the provision of EUR 180 million recognised in 2021.
In 2022, Other provisions include provisions of EUR 29 million (2021: EUR 34 million) that relate to credit replacement facilities and EUR 109 million (2021: EUR 114 million) that relate to non-credit replacement off balance facilities. The additions and releases in 2022 include EUR 138 million (2021: EUR 109 million) and EUR 141 million (2021: EUR 66 million) respectively related to these off balance facilities.
As at 31 December 2022, amounts expected to be settled within twelve months in provisions amount to EUR 837 million (2021: EUR 761 million). The amounts included are based on best estimates with regard to amounts and timing of cash flows required to settle the obligation.
Additions to provisions and unused amounts released are presented in Note 27 'Other operating expenses'.